UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Municipal High Income Fund
Class A [STXAX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$44	0.84%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$261,420,136
Total Number of Portfolio Holdings	210
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Municipal High Income Fund	PAGE 1	7187-STSR-0326

Western Asset Municipal High Income Fund
Class C [SMHLX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$72	1.38%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$261,420,136
Total Number of Portfolio Holdings	210
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Municipal High Income Fund	PAGE 1	7488-STSR-0326

Western Asset Municipal High Income Fund
Class I [LMHIX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$32	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$261,420,136
Total Number of Portfolio Holdings	210
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Municipal High Income Fund	PAGE 1	7470-STSR-0326

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Municipal High Income Fund
Financial Statements and Other Important Information
Semi-Annual  | January 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
January 31, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.9%
Alabama — 5.1%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series D-1, Refunding	5.500%	2/1/29	$400,000	$424,342 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	450,000	454,414 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,500,000	3,736,688
Warrants, Series 2024, Refunding	5.250%	10/1/49	3,000,000	3,118,969
Warrants, Series 2024, Refunding	5.500%	10/1/53	2,500,000	2,623,968
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	610,000	587,858 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	500,000	464,289 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	750,000	805,517
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	1,050,000	1,111,885 (a)(b)
Total Alabama				13,327,930
Alaska — 0.2%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	607,068 (c)
Arizona — 6.3%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	4.100%	6/15/28	500,000	506,377 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	3,000,000	3,061,142 (a)(b)(c)
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	750,463 (d)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	3,074,312 (d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,422,178 (d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	851,241 (d)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	6,751,687 (d)
Total Arizona				16,417,400
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arkansas — 0.3%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	$750,000	$762,623 (c)
California — 11.8%
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	3,100,000	3,273,325 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	1,100,000	1,163,730 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	550,000	583,394 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	2,650,000	2,843,101 (a)(b)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	1,000,000	1,112,706
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	1,100,000	1,207,365 (a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	1,500,000	1,172,324 (d)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	2,250,000	2,271,635 (c)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,505,953 (c)(d)
California State Public Finance Authority, Senior Living Revenue:
Enso Village Project, Green Bond, Series A	5.000%	11/15/51	500,000	448,119 (d)
Enso Village Project, Green Bond, Series A	5.000%	11/15/56	750,000	661,928 (d)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	3,500,000	4,304,078
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	250,000	269,209
Community Facilities District No 2003-1	5.750%	9/1/52	500,000	516,446
Community Facilities District No 2023-1	5.625%	9/1/53	1,060,000	1,093,671
Community Facilities District No 2023-1	5.000%	9/1/54	2,500,000	2,461,155
Total California				30,888,139
Colorado — 3.7%
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	492,260
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Semi-Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
North Range, CO, Metropolitan District No 2, GO:
Series A, Refunding	5.625%	12/1/37	$500,000	$500,143
Subordinated, Series B	7.750%	12/15/47	1,000,000	1,000,024
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,450,000	5,429,473
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	600,000	664,375 (d)
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	501,412
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,141,790
Total Colorado				9,729,477
Florida — 4.2%
Broward County, FL, Port Facilities Revenue, Senior Bonds, Series B	4.000%	9/1/49	4,500,000	3,824,948 (c)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,014,753
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	1,006,324
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	1,500,000	1,520,913 (c)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	100,000	102,340 (d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	500,000	508,082
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	400,000	384,279
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	756,310
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	250,000	228,941
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	926,537
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	355,000	4 *(e)(f)(g)
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	$645,000	$659,212 (d)
Total Florida				10,932,643
Georgia — 1.2%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	800,000	823,582
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	500,000	515,790
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	1,250,000	1,269,480
Series C	5.000%	9/1/30	500,000	531,704 (a)(b)
Total Georgia				3,140,556
Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	750,000	675,646
Illinois — 10.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,009,522
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	500,000	506,655
Dedicated, Series A	5.875%	12/1/47	1,000,000	1,024,337
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	100,701
Dedicated, Series H	5.000%	12/1/46	3,250,000	3,102,897
Series A	5.000%	12/1/35	2,000,000	2,037,637
Series D	5.000%	12/1/46	750,000	716,053
Chicago, IL, GO, Chicago Works, Series A	5.500%	1/1/39	1,200,000	1,278,935
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,000,437 (c)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	990,863 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	4.000%	12/1/55	300,000	254,389
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,255,436 (c)
Illinois State Finance Authority Revenue:
Navy Pier Inc., Series B, Refunding	5.000%	10/1/34	650,000	691,937 (d)
Navy Pier Inc., Series B, Refunding	5.000%	10/1/49	385,000	365,598 (d)
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Semi-Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	$750,000	$780,909 (a)(b)(c)(d)
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	720,000	769,024
Illinois State, GO:
Series A	5.000%	3/1/46	1,000,000	1,020,263
Series A, Refunding	5.000%	10/1/29	2,900,000	3,078,430
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,150,000	1,124,253
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	749,290
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	3,250,000	3,360,522
Total Illinois				27,218,088
Indiana — 1.7%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	1,250,000	1,191,758
Marion General Hospital, Series A	4.000%	7/1/45	500,000	444,265
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	500,000	517,728
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	5.000%	1/1/54	2,400,000	2,359,877 (c)(d)
Total Indiana				4,513,628
Kentucky — 0.8%
Kentucky State PEA, Gas Supply Revenue:
Series A, Refunding	5.250%	12/1/29	400,000	425,770 (a)(b)
Series C, Refunding	5.000%	5/1/36	1,500,000	1,627,444
Total Kentucky				2,053,214
Louisiana — 0.9%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,011,534
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	947,532
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	442,655
Total Louisiana				2,401,721
Maryland — 1.2%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	872,397
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	303,840 (c)
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	$1,000,000	$1,002,289 (c)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	452,111
Frederick Health System, Refunding	4.000%	7/1/50	725,000	623,736
Total Maryland				3,254,373
Massachusetts — 0.4%
Massachusetts State DFA Revenue, Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	1,000,000	982,647
Michigan — 1.0%
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,109,925
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	500,000	471,485
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	45,000	44,948
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	854,017 (c)
Total Michigan				2,480,375
Minnesota — 1.4%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/44	3,500,000	3,568,081 (c)
Missouri — 1.9%
Missouri State HEFA Revenue:
Lutheran Senior Services Projects, Series A, Refunding	5.250%	2/1/48	1,000,000	1,010,056
Lutheran Senior Services Projects, Series A, Refunding	5.250%	2/1/54	1,000,000	1,002,999
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,002,245
Total Missouri				5,015,300
Nebraska — 1.3%
Central Plains Energy Project, NE, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/42	3,160,000	3,385,646
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Semi-Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Nevada — 1.2%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	$1,295,000	$1,295,346 (d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	1,947,350 (d)
Total Nevada				3,242,696
New Hampshire — 1.5%
National Finance Authority, NH, Revenue:
Presbyterian Senior Living Project, Series A	5.250%	7/1/48	700,000	706,541
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	1,600,000	1,812,708
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	1,550,000	1,515,537
Total New Hampshire				4,034,786
New Jersey — 2.2%
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,917,370
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,150,000	1,171,621 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series CC	4.125%	6/15/50	2,250,000	2,130,415
Transportation System, Series A, Refunding	4.250%	6/15/40	500,000	512,807
Total New Jersey				5,732,213
New Mexico — 0.6%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	750,000	800,178 (a)(b)
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	702,954
Total New Mexico				1,503,132
New York — 11.1%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	741,568 (d)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	453,596
Series A-2	5.000%	5/15/30	1,000,000	1,076,448 (a)(b)
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	$750,000	$694,733
New York State Liberty Development Corp., Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	1,800,000	1,434,442
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	6.000%	4/1/35	800,000	885,623 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.625%	4/1/40	700,000	743,538 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	4.375%	10/1/45	2,000,000	1,894,081 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	9,645,000	9,600,765 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.125%	6/30/60	6,125,000	6,124,952 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	300,000	304,764 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	700,000	659,646 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	300,000	199,560 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,100,190 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,200,000	1,199,946 (c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 221	4.000%	7/15/45	1,500,000	1,371,920 (c)
Consolidated Series 221	4.000%	7/15/55	500,000	431,433 (c)
Total New York				28,917,205
North Dakota — 0.2%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	800,000	605,727
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Semi-Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — 2.3%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	$1,300,000	$1,070,988
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,000,000	963,975 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,000,000	1,851,180 (c)(d)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,611,958 (c)
Port of Greater Cincinnati Development Authority Revenue, OH, Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/60	400,000	407,940
Total Ohio				5,906,041
Oklahoma — 0.8%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	508,266
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	1,001,406
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	500,000	580,948 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	60,000	67,476 (c)
Total Oklahoma				2,158,096
Oregon — 0.5%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,174,879
Pennsylvania — 5.2%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	1,000,000	998,054
Lancaster County, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,690,222
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	1,700,000	1,708,579 (a)(b)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	300,000	327,666 (a)(b)(c)(d)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.000%	12/31/32	2,000,000	2,229,353 (c)
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	$5,400,000	$5,457,866 (c)
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	1,200,000	1,106,561 (d)
Total Pennsylvania				13,518,301
Puerto Rico — 5.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	2,600,000	2,580,837 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	60,471	44,329
Restructured, Series A-1	5.625%	7/1/27	51,860	53,035
Restructured, Series A-1	5.625%	7/1/29	51,018	54,223
Restructured, Series A-1	5.750%	7/1/31	49,554	54,734
Restructured, Series A-1	4.000%	7/1/33	46,990	47,524
Restructured, Series A-1	4.000%	7/1/35	442,237	444,432
Restructured, Series A-1	4.000%	7/1/37	2,160,000	2,124,958
Restructured, Series A-1	4.000%	7/1/41	299,287	281,316
Restructured, Series A-1	4.000%	7/1/46	51,258	45,709
Subseries CW	0.000%	11/1/43	180,531	118,474 (b)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	543,000	518,530
CAB, Restructured, Series A-1	0.000%	7/1/46	3,460,000	1,204,945
Restructured, Series A-1	4.550%	7/1/40	130,000	130,220
Restructured, Series A-1	4.750%	7/1/53	5,275,000	5,096,144
Restructured, Series A-1	5.000%	7/1/58	1,145,000	1,122,587
Restructured, Series A-2	4.329%	7/1/40	720,000	716,552
Total Puerto Rico				14,638,549
Rhode Island — 0.3%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	382,200 *(e)
Rhode Island State Health & Educational Building Corp., Student Housing Revenue, Rhode Island Properties LLC, Subordinated Series B, AG	5.625%	7/1/65	400,000	410,288
Total Rhode Island				792,488
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Semi-Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
South Carolina — 0.4%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	$1,000,000	$922,395
Tennessee — 0.3%
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AG	5.250%	7/1/53	750,000	785,880
Texas — 5.6%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	750,000	758,911 (d)
Austin, TX, Airport System Revenue, Series 2022	5.000%	11/15/52	750,000	756,239 (c)
Central Texas Regional Mobility Authority Revenue:
CAB, Refunding	0.000%	1/1/36	2,800,000	1,984,462
CAB, Refunding	0.000%	1/1/38	2,000,000	1,271,165
CAB, Refunding	0.000%	1/1/40	2,200,000	1,225,476
Galveston, TX, Wharves & Terminal Revenue, Series A	5.250%	8/1/36	1,500,000	1,641,038 (c)
Houston, TX, Airport System Revenue, Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	1,000,000	922,273 (c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	111,224 (c)
Series 2017	5.000%	11/1/36	110,000	110,950 (c)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	250,000	259,493 (a)(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX:
Retirement Facility Revenue, Westminster Manor Project, Refunding	4.000%	11/1/49	1,200,000	1,019,314
Student Housing Revenue, Collegiate Housing College Station, AG	5.000%	4/1/46	500,000	499,993
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	900,000	692,163
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	250,000	169,070 (c)(d)
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	$1,000,000	$1,015,170
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,162,556
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	515,000	519,431
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	600,000	636,547 (c)
Total Texas				14,755,475
Utah — 1.3%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	361,793
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	633,083
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	750,807
Utah State Infrastructure Agency Telecommunication Revenue, Series A	5.375%	10/15/40	1,150,000	1,167,885
Utah State Infrastructure Agency, Telecommunication Revenue, Series 2021	4.000%	10/15/41	500,000	470,566
Total Utah				3,384,134
Virginia — 0.5%
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	500,000	526,647
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	750,000	751,026 (c)
Total Virginia				1,277,673
Washington — 0.4%
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	1,250,000	1,146,944
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Semi-Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
West Virginia — 0.1%
West Virginia State EDA Revenue, Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	$250,000	$255,832 (a)(b)(c)
Wisconsin — 1.7%
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	300,000	301,064
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AG	4.000%	7/1/50	700,000	617,536
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AG	5.000%	7/1/53	2,470,000	2,470,017
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	790,000	588,680 (d)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	500,000	532,361
Total Wisconsin				4,509,658

Total Municipal Bonds (Cost — $252,847,683)				250,616,659
Municipal Bonds Deposited in Tender Option Bond Trusts(h) — 4.4%
New York — 4.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	3,055,000	3,209,909
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	4,755,000	4,549,631
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	3,700,000	3,835,009

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $11,681,388)				11,594,549
Total Investments before Short-Term Investments (Cost — $264,529,071)				262,211,208

Short-Term Investments — 1.3%
Municipal Bonds — 1.3%
Mississippi — 0.3%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series E	1.950%	12/1/30	500,000	500,000 (i)(j)
Chevron USA Inc. Project, Series L	1.900%	11/1/35	445,000	445,000 (i)(j)
Total Mississippi				945,000
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Missouri — 0.3%
Missouri State Health Senior Living Facilities Revenue, Saint Louis University, Series B-2, Refunding, LOC - Wells Fargo Bank N.A.	2.000%	10/1/35	$700,000	$700,000 (i)(j)
New York — 0.7%
New York City, NY, GO, Subseries E-5, LOC - TD Bank N.A.	1.900%	3/1/48	200,000	200,000 (i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries BB-2, Refunding, SPA - Mizuho Bank Ltd.	1.850%	6/15/44	1,650,000	1,650,000 (i)(j)
Total New York				1,850,000

Total Short-Term Investments (Cost — $3,495,000)				3,495,000
Total Investments — 101.6% (Cost — $268,024,071)				265,706,208
TOB Floating Rate Notes — (2.4)%				(6,265,000)
Other Assets in Excess of Other Liabilities — 0.8%				1,978,928
Total Net Assets — 100.0%				$261,420,136

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Semi-Annual Report

 Western Asset Municipal High Income Fund
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	The coupon payment on this security is currently in default as of January 31, 2026.
(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(i)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Municipal High Income Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
GO	—	General Obligation
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
January 31, 2026

Assets:
Investments, at value (Cost — $268,024,071)	$265,706,208
Cash	1,067
Interest receivable	2,651,833
Receivable for Fund shares sold	149,836
Prepaid expenses	32,727
Total Assets	268,541,671
Liabilities:
TOB Floating Rate Notes (Note 1)	6,265,000
Payable for Fund shares repurchased	388,550
Distributions payable	124,129
Investment management fee payable	94,447
Interest and commitment fees payable	61,768
Service and/or distribution fees payable	24,151
Trustees’ fees payable	1,243
Accrued expenses	162,247
Total Liabilities	7,121,535
Total Net Assets	$261,420,136
Net Assets:
Par value (Note 7)	$204
Paid-in capital in excess of par value	289,037,910
Total distributable earnings (loss)	(27,617,978)
Total Net Assets	$261,420,136
Net Assets:
Class A	$171,896,282
Class C	$3,703,311
Class I	$85,820,543
Shares Outstanding:
Class A	13,358,929
Class C	289,341
Class I	6,705,286
Net Asset Value:
Class A (and redemption price)	$12.87
Class C*	$12.80
Class I (and redemption price)	$12.80
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$13.37

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended January 31, 2026

Investment Income:
Interest	$6,403,583
Expenses:
Investment management fee (Note 2)	611,248
Service and/or distribution fees (Notes 2 and 5)	148,439
Transfer agent fees (Notes 2 and 5)	107,516
Interest expense (Note 1)	96,364
Registration fees	36,013
Fund accounting fees	35,357
Audit and tax fees	23,842
Shareholder reports	9,321
Legal fees	9,318
Trustees’ fees	3,768
Custody fees	1,274
Commitment fees (Note 8)	1,184
Insurance	1,018
Miscellaneous expenses	5,356
Total Expenses	1,090,018
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(36,078)
Net Expenses	1,053,940
Net Investment Income	5,349,643
Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(368,966)
Change in Net Unrealized Appreciation (Depreciation) From Investments	12,660,765
Net Gain on Investments	12,291,799
Increase in Net Assets From Operations	$17,641,442
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2026 (unaudited) and the Year Ended July 31, 2025	2026	2025
Operations:
Net investment income	$5,349,643	$12,069,996
Net realized gain (loss)	(368,966)	2,156,654
Change in net unrealized appreciation (depreciation)	12,660,765	(19,572,477)
Increase (Decrease) in Net Assets From Operations	17,641,442	(5,345,827)
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,336,951)	(11,983,506)
Decrease in Net Assets From Distributions to Shareholders	(5,336,951)	(11,983,506)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	17,881,358	47,245,279
Reinvestment of distributions	4,579,876	10,400,770
Cost of shares repurchased	(46,866,343)	(101,411,433)
Decrease in Net Assets From Fund Share Transactions	(24,405,109)	(43,765,384)
Decrease in Net Assets	(12,100,618)	(61,094,717)
Net Assets:
Beginning of period	273,520,754	334,615,471
End of period	$261,420,136	$273,520,754
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.30	$13.04	$12.70	$13.15	$14.73	$14.07
Income (loss) from operations:
Net investment income	0.25	0.50	0.51	0.49	0.42	0.46
Net realized and unrealized gain (loss)	0.57	(0.75)	0.33	(0.45)	(1.58)	0.65
Total income (loss) from operations	0.82	(0.25)	0.84	0.04	(1.16)	1.11
Less distributions from:
Net investment income	(0.25)	(0.49)	(0.50)	(0.49)	(0.42)	(0.45)
Total distributions	(0.25)	(0.49)	(0.50)	(0.49)	(0.42)	(0.45)
Net asset value, end of period	$12.87	$12.30	$13.04	$12.70	$13.15	$14.73
Total return[3]	6.68%	(1.91)%	6.73%	0.42%	(7.96)%	7.98%
Net assets, end of period (millions)	$172	$178	$213	$213	$236	$284
Ratios to average net assets:
Gross expenses	0.84%[4]	0.82%	0.81%	0.80%	0.83%	0.82%
Net expenses	0.84 [4]	0.82	0.81	0.80 [5]	0.83	0.82 [5]
Net investment income	3.88 [4]	3.86	4.03	3.91	3.03	3.19
Portfolio turnover rate	2%	12%	20%	20%	13%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.23	$12.97	$12.64	$13.08	$14.64	$14.00
Income (loss) from operations:
Net investment income	0.21	0.42	0.44	0.42	0.34	0.38
Net realized and unrealized gain (loss)	0.57	(0.74)	0.32	(0.44)	(1.56)	0.63
Total income (loss) from operations	0.78	(0.32)	0.76	(0.02)	(1.22)	1.01
Less distributions from:
Net investment income	(0.21)	(0.42)	(0.43)	(0.42)	(0.34)	(0.37)
Total distributions	(0.21)	(0.42)	(0.43)	(0.42)	(0.34)	(0.37)
Net asset value, end of period	$12.80	$12.23	$12.97	$12.64	$13.08	$14.64
Total return[3]	6.41%	(2.47)%	6.07%	(0.08)%	(8.40)%	7.34%
Net assets, end of period (000s)	$3,703	$4,533	$6,513	$9,148	$12,926	$23,250
Ratios to average net assets:
Gross expenses	1.38%[4]	1.36%	1.37%	1.36%	1.39%	1.38%
Net expenses	1.38 [4]	1.36	1.37	1.36 [5]	1.39	1.38
Net investment income	3.33 [4]	3.31	3.47	3.34	2.46	2.64
Portfolio turnover rate	2%	12%	20%	20%	13%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.23	$12.97	$12.64	$13.08	$14.65	$14.00
Income (loss) from operations:
Net investment income	0.26	0.52	0.53	0.51	0.44	0.48
Net realized and unrealized gain (loss)	0.57	(0.74)	0.32	(0.44)	(1.57)	0.65
Total income (loss) from operations	0.83	(0.22)	0.85	0.07	(1.13)	1.13
Less distributions from:
Net investment income	(0.26)	(0.52)	(0.52)	(0.51)	(0.44)	(0.48)
Total distributions	(0.26)	(0.52)	(0.52)	(0.51)	(0.44)	(0.48)
Net asset value, end of period	$12.80	$12.23	$12.97	$12.64	$13.08	$14.65
Total return[3]	6.82%	(1.74)%	6.86%	0.67%	(7.79)%	8.18%
Net assets, end of period (000s)	$85,821	$91,117	$114,866	$100,763	$128,154	$182,567
Ratios to average net assets:
Gross expenses	0.70%[4]	0.68%	0.68%	0.67%	0.70%	0.69%
Net expenses[5,6]	0.62 [4]	0.62	0.63	0.62	0.66	0.65
Net investment income	4.09 [4]	4.06	4.21	4.08	3.19	3.35
Portfolio turnover rate	2%	12%	20%	20%	13%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, effective November 30, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent. Prior to November 30, 2022, the expense limitation was 0.65%.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information
Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Municipal High Income Fund 2026 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$250,616,655	$4	$250,616,659
Municipal Bonds Deposited in Tender Option Bond Trusts	—	11,594,549	—	11,594,549
Total Long-Term Investments	—	262,211,204	4	262,211,208
Short-Term Investments†	—	3,495,000	—	3,495,000
Total Investments	—	$265,706,204	$4	$265,706,208

†	See Schedule of Investments for additional detailed categorizations.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the
Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Fund’s Statement of Operations. For the six months ended January 31, 2026, the average daily amount of floating rate notes outstanding was $6,265,000 and weighted average interest rate was 3.00%.
(c) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually.Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2025, no provision for income tax is required

Western Asset Municipal High Income Fund 2026 Semi-Annual Report

in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of an expense limitation arrangement between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I shares as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the six months ended January 31, 2026, fees waived and/or expenses reimbursed amounted to $36,078.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to these arrangements, at January 31, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class I
Expires July 31, 2026	$58,374
Expires July 31, 2027	69,395
Expires July 31, 2028	36,078
Total fee waivers/expense reimbursements subject to recapture	$163,847
For the six months ended January 31, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended January 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $1,045 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended January 31, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$2,100	—
CDSCs	3,867	$141
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance

Western Asset Municipal High Income Fund 2026 Semi-Annual Report

that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended January 31, 2026, such purchase and sale transactions (excluding accrued interest) were $6,945,000 and $11,445,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
3. Investments
During the six months ended January 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$4,313,073
Sales	31,853,772
At January 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$262,283,757	$6,429,444	$(9,271,993)	$(2,842,549)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
During the six months ended January 31, 2026, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended January 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$133,626	$66,793
Class C	14,813	1,466
Class I	—	39,257
Total	$148,439	$107,516
For the six months ended January 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$36,078
Total	$36,078
6. Distributions to shareholders by class

	Six Months Ended January 31, 2026	Year Ended July 31, 2025
Net Investment Income:
Class A	$3,443,737	$7,599,211
Class C	70,167	185,405
Class I	1,823,047	4,198,890
Total	$5,336,951	$11,983,506
7. Shares of beneficial interest
At January 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	648,292	$8,268,571	1,683,823	$21,517,453
Shares issued on reinvestment	250,048	3,186,519	549,699	7,043,505
Shares repurchased	(2,000,688)	(25,460,150)	(4,130,574)	(52,889,311)
Net decrease	(1,102,348)	$(14,005,060)	(1,897,052)	$(24,328,353)

Western Asset Municipal High Income Fund 2026 Semi-Annual Report

	Six Months Ended January 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class C
Shares sold	4,901	$62,098	49,305	$627,691
Shares issued on reinvestment	5,395	68,351	13,802	175,913
Shares repurchased	(91,500)	(1,155,047)	(194,886)	(2,471,840)
Net decrease	(81,204)	$(1,024,598)	(131,779)	$(1,668,236)
Class I
Shares sold	755,503	$9,550,689	1,979,549	$25,100,135
Shares issued on reinvestment	104,564	1,325,006	249,618	3,181,352
Shares repurchased	(1,602,440)	(20,251,146)	(3,640,782)	(46,050,282)
Net decrease	(742,373)	$(9,375,451)	(1,411,615)	$(17,768,795)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2026.
9. Deferred capital losses
As of July 31, 2025, the Fund had deferred capital losses of $26,818,272, which have no expiration date, that will be available to offset future taxable capital gains.
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Municipal High Income Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Municipal High Income Fund

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

Western Asset
Municipal High Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Municipal High Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Municipal High Income Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Municipal High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90018-SFSOI 3/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 25, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 25, 2026